Use of judgements and estimates - Intangible assets recognized at the business combination (Details)	3 Months Ended
Mar. 31, 2022 item Rate
WACC
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, intangible assets	13
Number of consecutive years | Rate	10
Investee-specific risks
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, intangible assets	3
Useful life
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Number of consecutive years	4
Royalty rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Net bookings for two consecutive years (as a percent)	26.00%
Royalty rate | Minimum.
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Net bookings for two consecutive years (as a percent)	19.00%
Royalty rate | Maximum.
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Net bookings for two consecutive years (as a percent)	40.00%
Failure rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Number of consecutive years	2
Failure rate | Minimum.
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Net bookings for two consecutive years (as a percent)	20.00%
Failure rate | Maximum.
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Net bookings for two consecutive years (as a percent)	21.05%